Shareholders’ Equity (Details)													1 Months Ended									6 Months Ended			12 Months Ended
		Dec. 28, 2023 USD ($) $ / shares shares	Dec. 20, 2023 USD ($) $ / shares shares	Nov. 08, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) shares	Apr. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares	Feb. 28, 2023 USD ($) shares	Dec. 20, 2022 USD ($) $ / shares shares	Sep. 14, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) shares	Mar. 10, 2022 USD ($) $ / shares shares	May 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 24, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Apr. 30, 2022 USD ($) shares	Feb. 28, 2021 $ / shares shares	Aug. 31, 2020 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares		Mar. 10, 2022 ؋ / shares
Shareholders’ Equity (Details) [Line Items]
Shares reverse split, description												40-for-1
Ordinary shares, par value | $ / shares			$ 0.04												$ 0.04
Authorized share capital | $												$ 32,000,000
Adjusted ordinary shares (in Shares)												20,000,000
Divided | $															$ 32,000,000
Dividend common stock | $															$ 800,000,000
Class B Ordinary Shares (in Shares)															700,000,000
Purchase price per unit (in Dollars per share) | $ / shares										$ 3.2
Gross proceeds | $										$ 5,600,000
Aggregate shares (in Shares)			2,000,000							1,750,000
Warrant exercise price (in Dollars per share) | $ / shares										$ 3.2
Expire Term										5 years
Purchase shares (in Shares)									1,200,000
Purchase price per share (in Dollars per share) | $ / shares				$ 0.25
Gross proceeds | $		$ 600,000	$ 500,000						$ 1,500,000
Shares of common stock (in Shares)			1,500,000	1,120,000																					0.3
Ordinary shares of per shares (in Dollars per share) | $ / shares		$ 0.04
Restricted common stock, shares (in Shares)					5,000	3,000		50,000
weighted exercise price | $					$ 6,400	$ 5,490		$ 81,800
Stock compensation expense | $																						$ 2,100,000		$ 4,000
Aggregate shares of common stock (in Shares)		1,500,000											197,500				300,000
Aggregate shares value of common stock | $													$ 308,100				$ 240,000					$ 1,380,000		$ 1,500,000
Closing price (in Dollars per share) | $ / shares							$ 1.84						$ 1.56	$ 1.84		$ 0.71	$ 0.8							$ 0.71
Shares issued for services (in Shares)														1,800,000		1,500,000
Fair value for services | $														$ 3,312,000		$ 1,065,000
Stock price per share (in Dollars per share) | $ / shares		$ 0.4
Total consideration | $																									$ 7,200,000
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value | $ / shares												$ 0.001
Authorized share capital | $												$ 800,000
Original ordinary shares (in Shares)												800,000,000
Additional adjusted ordinary shares (in Shares)												780,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value | $ / shares			$ 0.04						$ 0.04						$ 0.04							$ 0.04	[1]		$ 0.04	[1]
Dividend common stock | $							$ 3,600,000
Class B Ordinary Shares (in Shares)	[1]																					700,000,000			700,000,000
Class A Ordinary Shares (in Shares)															1,200,000							50,011,012	[1]		14,991,012	[1]
Warrants to purchase (in Shares)										1,750,000
Purchase shares (in Shares)										43,125
Purchase price per share (in Dollars per share) | $ / shares		$ 0.4							$ 1.25
Gross proceeds | $				$ 280,000
Ordinary shares of per shares (in Dollars per share) | $ / shares				$ 0.04
Stock compensation expense | $																						$ 0		$ 200,000
Closing price (in Dollars per share) | $ / shares													$ 1.31
Class A Ordinary Shares [Member] | IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares			$ 0.25
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value | $ / shares															$ 0.04							$ 0.04	[1]		$ 0.04	[1]
Class B Ordinary Shares (in Shares)															100,000,000							100,000,000	[1]		100,000,000	[1]
Class A Ordinary Shares (in Shares)	[1]																					1,200,000			1,200,000
Shares Reverse Split [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value | ؋ / shares																											؋ 0.04
Shares Reverse Split [Member] | Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Authorized share capital | $												$ 800,000
Adjusted ordinary shares (in Shares)												800,000,000
Board of Directors Chairman [Member] | Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Authorized share capital | $												$ 800,000
Adjusted ordinary shares (in Shares)												20,000,000
Chief Executive Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)											7,500
weighted exercise price | $											$ 36,000
Board Granted [Member]
Shareholders’ Equity (Details) [Line Items]
Stock compensation expense | $																									$ 24,000,000
Color World Platform [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Dividend common stock | $							$ 2,400,000
Restricted Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Stock compensation expense | $																						$ 48,000		$ 30,000
Third Party to Purchase Certain Machinery [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																					151,508
Closing price (in Dollars per share) | $ / shares																				$ 34	$ 25.2
Third Party to Purchase Certain Copyrights [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																				45,371
Third-Party Individuals [Member]
Shareholders’ Equity (Details) [Line Items]
Additional adjusted ordinary shares (in Shares)																						25,756
Stock price per share (in Dollars per share) | $ / shares																						$ 8,000,000
Total proceeds | $																						$ 6,400,000
Ms. Lili Jiang [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)																			3,000
weighted exercise price | $																			$ 27,360
Mr. Biao Lu [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)																		2,500
weighted exercise price | $																		$ 13,000
Sunway Kids [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)													1,742,000
Aggregate shares value of common stock | $													$ 2,282,020
Color China [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																						1.25

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023